Disclosures on the effects of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency		US$
Assets held in foreign currency	$ 4,684,151	$ 4,268,094
Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,682,166	2,398,382
Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,001,985	1,869,712
Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	588,530	556,066
Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	505,490	312,721
Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	50,552	47,972
Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	399,142	466,619
Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	61,227	42,790
Current Inventories [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	983,338	913,674
Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	91,433	57,110
Non-current assets or groups of assets classified as held for sale [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	2,454	1,430
Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	19,729	27,539
Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,710	2,275
Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	109,435	111,549
Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	188,358	189,350
Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	34,726	34,866
Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	1,607,070	1,454,823
Current Tax Assets Non Current [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	32,179	32,179
Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Assets held in foreign currency	$ 8,778	17,131
USD | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 558,572	353,674
USD | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 127,889	291,790
USD | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 16,535	19,523
USD | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 225,554	255,528
USD | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 60,135	42,685
USD | Current Inventories [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 983,338	913,674
USD | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 87,509	52,033
USD | Non-current assets or groups of assets classified as held for sale [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 2,454	1,430
USD | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 19,101	26,758
USD | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 522	139
USD | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 57,777	41,923
USD | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 185,951	189,265
USD | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 34,438	34,866
USD | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 1,593,324	1,451,436
USD | Current Tax Assets Non Current [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 32,179	32,179
USD | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Assets held in foreign currency	$ 8,687	17,039
ARS | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 3	2
ARS | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 0	2
ARS | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Assets held in foreign currency	$ 1	2
BRL | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 2	0
BRL | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 19	20
BRL | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Assets held in foreign currency	$ 22	23
CLF | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 36,896	0
CLF | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 31	47
CLF | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 504	453
CLF | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Assets held in foreign currency	$ 165	329
CLP | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 8,240	157,500
CLP | Other current financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 340,705	20,931
CLP | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 24,374	20,276
CLP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 56,023	71,730
CLP | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 1,623	601
CLP | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 596	758
CLP | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 980	1,807
CLP | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 136	85
CLP | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 140	0
CLP | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 3,294	3,387
CLP | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Assets held in foreign currency	$ 20	20
CNY | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 2,484	2,305
CNY | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 326	8
CNY | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Assets held in foreign currency	$ 3,340	11,361
EUR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 3,131	4,738
EUR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 3,055	3,153
EUR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 24,925	31,426
EUR | Receivables from related parties [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 1,092	105
EUR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 61	3,500
EUR | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 4	0
EUR | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 14,315	14,929
EUR | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 1,134	0
EUR | Purchases goodwill, gross [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 148	0
EUR | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Assets held in foreign currency	$ 4,756	0
GBP | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 3	0
GBP | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Assets held in foreign currency	$ 148	0
AUD | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 8,492	29,598
AUD | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 285	102
AUD | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Assets held in foreign currency	$ 801	0
INR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Assets held in foreign currency	$ 6	0
INR | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Assets held in foreign currency	$ 1,568	1,729
MXN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 2,103	1,242
MXN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 2,629	3,274
MXN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 211	452
MXN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 1,806	843
MXN | Non-current right receivable [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 43	0
MXN | Intangible assets other than goodwill [member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 1,137	0
MXN | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Assets held in foreign currency	$ 5,588	0
PEN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 4	1
PEN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 6	0
PEN | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Assets held in foreign currency	$ 0	131
YEN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 1,559	1,786
YEN | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 174	21
YEN | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 66,266	76,267
YEN | Other non current financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Assets held in foreign currency	$ 71	72
ZAR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 3,929	5,219
ZAR | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 3,119	1,547
ZAR | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 15,900	571
ZAR | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Assets held in foreign currency	$ 139	0
Colombia, Pesos | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 2,557	0
Colombia, Pesos | Current tax assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 294	0
Colombia, Pesos | Other non-current non-financial assets [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 6	0
Colombia, Pesos | Property, Plant and Equipment [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Assets held in foreign currency	$ 108	0
Thailand, Baht | Other current non-financial assets [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 22	19
Thailand, Baht | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 1,695	2,970
Thailand, Baht | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Assets held in foreign currency	$ 40	53
AED | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 0	1
AED | Trade and other receivables [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 1,193	15,841
AED | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Assets held in foreign currency	$ 9,111	31,023
TRY | Investments classified using the equity method of accounting [Member] | Non-current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	TRY
Assets held in foreign currency	$ 26,624	21,892
IDR | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	IDR
Assets held in foreign currency	$ 3	0
PLN | Cash and cash equivalent [Member] | Current assets [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PLN
Assets held in foreign currency	$ 1	$ 0